Supplemental Disclosure with Respect to Cash Flows - Disclosure of detailed information about other investing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Option payments received	$ 73	$ 179
Loan receivable	0	(750)
Proceeds from loan repayment	0	500
Interest received on cash and cash equivalents	599	261
Purchase of property and equipment	(12)	0
Reclamation bonds	44	177
Total	704	367
Income taxes paid (refunded)	$ 860	$ 581